Business segment information (Tables)	3 Months Ended
Mar. 31, 2021
Segment Reporting [Abstract]
Distribution of Revenue by Geographical Area	The distribution of revenue by geographical area was as follows:

	Three Months Ended
	March 31, 2021	March 31, 2020
	(in thousands)
Ireland *	$308,121	$314,972
Rest of Europe	120,354	102,431
U.S.	352,496	225,467
Rest of World	77,227	72,232

Total	$858,198	$715,102
* All sales shown for Ireland are export sales.
Distribution of income from operations by geographical area	The distribution of income from operations by geographical area was as follows:

	Three Months Ended
	March 31, 2021	March 31, 2020
	(in thousands)
Ireland	$88,912	$73,935
Rest of Europe	7,610	10,696
U.S.	13,237	13,891
Rest of World	6,255	7,769

Total	$116,014	$106,291

Distribution of Long-lived Assets, Net, by Geographical Area	The distribution of long-lived assets (including right-of-use assets), net, by geographical area was as follows:

	March 31, 2021	December 31, 2020
	(in thousands)
Ireland	$110,595	$118,361
Rest of Europe	31,524	36,723
U.S.	62,832	65,152
Rest of World	35,432	38,668

Total	$240,383	$258,904

Distribution of Depreciation and Amortization by Geographical Area	The distribution of depreciation, amortization and reduction in carrying value of the right-of-use assets by geographical area was as follows:

	Three Months Ended
	March 31, 2021	March 31, 2020
	(in thousands)
Ireland	$9,039	$8,241
Rest of Europe	3,967	3,815
U.S.	8,548	8,639
Rest of World	2,966	2,955

Total	$24,520	$23,650

Distribution of Total Assets by Geographical Area	The distribution of total assets by geographical area was as follows:

	March 31, 2021	December 31, 2020
	(in thousands)
Ireland	$1,796,639	$1,675,980
Rest of Europe	661,674	671,218
U.S.	830,561	909,202
Rest of World	177,702	179,206

Total	$3,466,576	$3,435,606